Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
June 30, 2026
F60-NPRT1-0826
1.9858340.111
Bond Funds - 1.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	637,806	4,885,594
Fidelity Series Emerging Markets Debt Fund (b)	5,455,686	47,300,801
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,231,616	11,885,090
Fidelity Series Floating Rate High Income Fund (b)	964,758	8,364,451
Fidelity Series High Income Fund (b)	5,130,713	45,868,577
Fidelity Series International Credit Fund (b)	28,488	242,433
Fidelity Series Long-Term Treasury Bond Index Fund (b)	983,061	5,239,714
Fidelity Series Real Estate Income Fund (b)	821,044	8,308,961
TOTAL BOND FUNDS (Cost $132,375,218)		132,095,621

Domestic Equity Funds - 56.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	13,766,678	208,565,165
Fidelity Series Blue Chip Growth Fund (b)	20,890,860	569,067,025
Fidelity Series Commodity Strategy Fund (b)	179,962	19,293,709
Fidelity Series Growth Company Fund (b)	30,229,210	1,022,351,876
Fidelity Series Intrinsic Opportunities Fund (b)	9,088,494	109,970,775
Fidelity Series Large Cap Stock Fund (b)	35,538,320	1,049,091,207
Fidelity Series Large Cap Value Index Fund (b)	14,046,238	297,499,328
Fidelity Series Opportunistic Insights Fund (b)	21,242,732	604,355,733
Fidelity Series Small Cap Core Fund (b)	2,163,413	35,133,822
Fidelity Series Small Cap Discovery Fund (b)	6,169,512	81,190,780
Fidelity Series Small Cap Opportunities Fund (b)	8,506,189	171,910,083
Fidelity Series Stock Selector Large Cap Value Fund (b)	42,876,573	663,300,589
Fidelity Series Value Discovery Fund (b)	32,385,437	604,312,252
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,944,716,127)		5,436,042,344

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	18,247,743	381,742,778
Fidelity Series Emerging Markets Fund (b)	17,959,512	274,062,160
Fidelity Series Emerging Markets Opportunities Fund (b)	34,379,055	1,104,942,842
Fidelity Series International Growth Fund (b)	34,287,329	739,577,677
Fidelity Series International Small Cap Fund (b)	3,897,654	73,704,638
Fidelity Series International Value Fund (b)	43,212,303	723,373,955
Fidelity Series Overseas Fund (b)	45,330,714	733,904,255
Fidelity Series Select International Small Cap Fund (b)	485,041	7,503,581
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,921,716,620)		4,038,811,886

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	860,000	858,710
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	6,410,000	6,409,359
US Treasury Bills 0% 7/23/2026 (d)	3.63	7,660,000	7,643,203
US Treasury Bills 0% 7/30/2026 (d)	3.62	8,280,000	8,256,021
US Treasury Bills 0% 7/9/2026 (d)	3.63	2,980,000	2,977,592
US Treasury Bills 0% 8/13/2026 (d)	3.63	3,440,000	3,425,006
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	670,000	666,106
US Treasury Bills 0% 8/6/2026 (d)	3.63	1,580,000	1,574,288
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	1,570,000	1,558,714
US Treasury Bills 0% 9/17/2026 (d)	3.66	460,000	456,367
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	250,000	248,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,074,197)			34,073,741

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $17,146,782)	3.69	17,143,431	17,146,860

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,050,028,944)	9,658,170,452
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(12,107,516)
NET ASSETS - 100.0%	9,646,062,936

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	1,974	9/2026	223,185,375	5,362,983
CBOT US Treasury Ultra Bond Contracts (United States)	2,458	9/2026	284,052,625	1,654,820
ICE MSCI EAFE Index Contracts (United States)	459	9/2026	72,184,635	(133,931)
ICE MSCI Emerging Markets Index Contracts (United States)	893	9/2026	78,463,445	(28,918)
TOTAL LONG				6,854,954
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(493)	9/2026	(75,074,040)	(2,390,632)
CME E-Mini S&P 500 Index Contracts (United States)	(136)	9/2026	(51,328,100)	(609,310)
TOTAL SHORT				(2,999,942)
TOTAL FUTURES CONTRACTS				3,855,012

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,784,770.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,141,045	84,728,860	78,723,123	98,535	-	78	17,146,860	17,143,431	0.0%
Total	11,141,045	84,728,860	78,723,123	98,535	-	78	17,146,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,744,954	202,498	111,816	2,504	580	49,378	4,885,594	637,806
Fidelity Series All-Sector Equity Fund	173,293,550	8,520,961	4,414,595	-	1,375,864	29,789,385	208,565,165	13,766,678
Fidelity Series Blue Chip Growth Fund	482,973,315	24,186,881	67,076,575	-	10,862,139	118,121,265	569,067,025	20,890,860
Fidelity Series Canada Fund	336,812,542	44,456,383	8,072,558	-	3,360,412	5,185,999	381,742,778	18,247,743
Fidelity Series Commodity Strategy Fund	55,762,710	2,038,685	37,370,543	-	4,969,963	(6,107,106)	19,293,709	179,962
Fidelity Series Emerging Markets Debt Fund	44,288,297	2,480,333	1,062,407	654,828	120,231	1,474,347	47,300,801	5,455,686
Fidelity Series Emerging Markets Debt Local Currency Fund	11,286,149	466,653	268,233	-	13,387	387,134	11,885,090	1,231,616
Fidelity Series Emerging Markets Fund	217,471,816	16,477,766	5,612,576	-	2,064,155	43,660,999	274,062,160	17,959,512
Fidelity Series Emerging Markets Opportunities Fund	873,223,184	49,131,070	25,226,633	-	8,172,536	199,642,685	1,104,942,842	34,379,055
Fidelity Series Floating Rate High Income Fund	8,063,739	483,042	190,428	149,718	1,220	6,878	8,364,451	964,758
Fidelity Series Government Money Market Fund	-	29,116,040	29,116,040	58,925	-	-	-	-
Fidelity Series Growth Company Fund	863,836,727	44,715,641	115,465,973	-	19,658,256	209,607,225	1,022,351,876	30,229,210
Fidelity Series High Income Fund	43,698,195	2,513,117	1,035,934	720,944	65,778	627,421	45,868,577	5,130,713
Fidelity Series International Credit Fund	242,218	2,071	4,435	2,071	(170)	2,749	242,433	28,488
Fidelity Series International Growth Fund	633,161,856	34,935,482	25,506,977	-	3,896,185	93,091,131	739,577,677	34,287,329
Fidelity Series International Small Cap Fund	78,567,925	-	11,322,363	-	1,177,525	5,281,551	73,704,638	3,897,654
Fidelity Series International Value Fund	636,774,370	63,868,180	15,280,077	-	5,475,665	32,535,817	723,373,955	43,212,303
Fidelity Series Intrinsic Opportunities Fund	107,457,902	2,014,576	13,259,204	-	(664,705)	14,422,206	109,970,775	9,088,494
Fidelity Series Large Cap Stock Fund	859,530,552	103,713,704	21,646,846	-	8,822,600	98,671,197	1,049,091,207	35,538,320
Fidelity Series Large Cap Value Index Fund	250,677,321	20,884,204	9,554,643	-	2,207,191	33,285,255	297,499,328	14,046,238
Fidelity Series Long-Term Treasury Bond Index Fund	70,789,918	2,601,356	67,516,209	340,145	(1,030,434)	395,083	5,239,714	983,061
Fidelity Series Opportunistic Insights Fund	511,549,359	27,574,973	19,020,147	-	4,358,982	79,892,566	604,355,733	21,242,732
Fidelity Series Overseas Fund	634,997,097	44,043,937	18,121,301	-	4,464,873	68,519,649	733,904,255	45,330,714
Fidelity Series Real Estate Income Fund	8,001,351	408,673	188,148	75,350	5,288	81,797	8,308,961	821,044
Fidelity Series Select International Small Cap Fund	6,596,679	455,900	134,244	-	32,848	552,398	7,503,581	485,041
Fidelity Series Small Cap Core Fund	23,868,231	7,685,923	614,786	908,158	149,713	4,044,741	35,133,822	2,163,413
Fidelity Series Small Cap Discovery Fund	67,563,175	1,990,996	3,210,138	833,557	435,091	14,411,656	81,190,780	6,169,512
Fidelity Series Small Cap Opportunities Fund	158,398,392	2,791,754	18,939,798	-	4,282,200	25,377,535	171,910,083	8,506,189
Fidelity Series Stock Selector Large Cap Value Fund	558,509,966	65,896,484	17,394,489	-	2,752,819	53,535,809	663,300,589	42,876,573
Fidelity Series Value Discovery Fund	507,004,062	58,616,970	18,302,443	-	3,381,438	53,612,225	604,312,252	32,385,437
	8,229,145,552	662,274,253	555,040,559	3,746,200	90,411,630	1,180,158,975	9,606,949,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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